Stock-Based Compensation Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Surrozen Inc [Member]
Stock-Based Compensation Plan
Note 9. Stock-Based Compensation Plan
The Company maintains the 2015 Stock Plan (the “Plan”) with the authorized shares of 17,450,000 as of June 30, 2021. The Plan provides for the issuance of options to purchase shares of common stock to officers, employees, directors, consultants and key persons who provide services to the Company. Stock options granted under the Plan may be either incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). According to the Plan, stock options are exercisable in whole or in part and common stock is issued upon the option exercise. The

Plan also allows for the grant of restricted stock awards (“RSAs”). As of June 30, 2021, the Company had 443,500 shares of common stock available for issuance under the Plan. Such issuances are subject to vesting, forfeiture and other restrictions as deemed appropriate by the Board of Directors.
Options under the Plan may be granted for periods of up to 10 years. All options issued to date have a
10-year
contractual life. To date, options granted generally vest over four years and vest at a rate of 25% upon the first anniversary of the issuance date and 1/48th per month thereafter. The exercise price of an ISO and NSO shall not be less than 100% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Board of Directors. The exercise price of an ISO and NSO granted to a 10% shareholder shall not be less than 110% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Board of Directors.
A summary of stock option activity is as follows:

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (In thousands)
Outstanding—December 31, 2020	6,093,611	$0.40	8.43
Granted	3,094,625	1.85
Exercised	(720,531)	0.40
Canceled	(38,516)	0.85

Outstanding—June 30, 2021	8,429,189	0.93	8.60	$7,332

Options outstanding and exercisable as of June 30, 2021	8,429,189	0.93	8.60	7,332

Options vested and expect to vest as of June 30, 2021	8,429,189	0.93	8.60	7,332

The aggregate intrinsic values of options outstanding, exercisable, vested and expected to vest is the difference between the exercise price of the options and the estimated fair value of the Company’s common stock for financial reporting purposes as of June 30, 2021.
The intrinsic value of options exercised during the six months ended June 30, 2021 was $1.0 million.
During the six months ended June 30, 2021, the Company granted options with a weighted-average grant-date fair value of $1.08 per share.
The Company’s Board of Directors granted equity awards in the form of RSAs for certain of the Company’s employees and directors under the Plan. In April 2016, the Company’s Board of Directors approved equity awards in the form of RSAs outside of the Plan. The Company’s outstanding RSAs began vesting one month after the grant date and vest 1/48th per month over four years.
The following table summarizes the Company’s RSA activity:

	Number of Shares	Weighted Average Grant Date Fair Value
RSAs, unvested at December 31, 2020	263,022	$0.69
Granted	1,100,000	1.75
Vested	(154,686)	1.13
Canceled	(93,750)	1.71

RSAs, unvested at June 30, 2021	1,114,586	1.59

The fair value of RSAs vested during the six months ended June 30, 2021 was $0.3 million.
(a) Fair Value of Employee Stock Options
The fair value of employee options is estimated at the grant date using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Six Months Ended June 30,
	2021	2020
Expected term (in years)	5.95	5.99
Expected volatility	63.43%	59.24%
Risk-free rate	0.78%	1.36%
Dividend yield	—	—
(b) Stock-Based Compensation
Total stock-based compensation recorded in the condensed statements of operations and comprehensive loss related to options and RSAs was as follows (in thousands):

	Six Months Ended June 30,
	2021	2020
Research and development	$347	$201
General and administrative	660	107

Total stock-based compensation expense	$1,007	$308

As of June 30, 2021, there was approximately $6.6 million of stock-based compensation expense to be recognized over a weighted-average period of approximately 3.34 years.
(c) Early Exercise of Stock Options
The Plan allows for the granting of options that may be exercised before the options have vested. Shares issued as a result of early exercise that have not vested are subject to repurchase by the Company upon termination of the purchaser’s employment or services, at the price paid by the purchaser. The Company’s right to repurchase these shares generally lapses 1/48 th
 of the original grant date amount per month over four years. The proceeds initially are recorded in a liability for early exercised stock options and are reclassified to common stock and additional paid-in capital
as the Company’s repurchase right lapses. At June 30, 2021, there were 615,938 shares of common stock outstanding, subject to the Company’s right of repurchase at a weighted average exercise price of $0.48 per share.

Note 9. Stock-Based Compensation Plan
In 2015, the Board of Directors approved the 2015 Stock Plan (the “Plan”) with the authorized shares of 14,450,000 as of December 31, 2020. The Plan provides for the issuance of options to purchase shares of common stock to officers, employees, directors, consultants and key persons who provide services to the Company. Stock options granted under the 2015 Plan may be either incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). According to the 2015 Plan, stock options are exercisable in whole or in part and common stock is issued option exercise. The Plan also allows for the grant of restricted stock awards (“RSAs”). As of December 31, 2020, the Company had 1,499,359 shares of common stock available for issuance under the Plan. Such issuances are subject to vesting, forfeiture and other restrictions as deemed appropriate by the Board of Directors.
Options under the Plan may be granted for periods of up to 10 years. All options issued to date have a 10- year
contractual life. To date, options granted generally vest over four years and vest at a rate of 25% upon the first anniversary of the issuance date and 1/48th per month thereafter. The exercise price of an ISO and NSO shall not be less than 100% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Board of Directors. The exercise price of an ISO and NSO granted to a 10% shareholder shall not be less than 110% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Board of Directors.
A summary of stock option activity is as follows (in thousands except per share amounts):

	Options outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding—January 1, 2020	4,091	$0.17	8.66
Granted	2,600	0.76
Exercised	(407)	0.44
Cancelled	(190)	0.31

Outstanding—December 31, 2020	6,094	0.40	8.43	$7,868

Options outstanding and exercisable as of December 31, 2020	6,094	0.40	8.43	7,868

Options vested and expect to vest as of December 31, 2020	6,094	0.40	8.43	7,868

The aggregate intrinsic values of options outstanding, exercisable, vested and expected to vest is the difference between the exercise price of the options and the estimated fair value of the Company’s common stock for financial reporting purposes as of December 31, 2020.
The intrinsic value of options exercised during the years ended December 31, 2020 and 2019 was $0.2 million and $0.1 million, respectively.
During the years ended December 31, 2020 and 2019, the Company granted options with a weighted average grant date fair value of $0.74 and $0.31 per share, respectively.
The Company’s Board of Directors granted equity awards in the form of RSAs for certain of the Company’s employees under the 2015 Equity Incentive Plan. In April 2016, the Company’s Board of Directors approved equity awards in the form of RSAs outside of the 2015 Equity Incentive Plan. The Company’s outstanding RSAs began vesting one month after the grant date and vest 1/48th per month over four years.
The following table summarizes the Company’s RSA activity (in thousands except per share amounts):

	Number of Shares	Weighted Average Grant Date Fair Value
RSAs, unvested at January 1, 2020	461	$0.27
Granted	100	1.20
Cancelled	(29)	0.09
Vested	(269)	0.22

RSAs, unvested at December 31, 2020	263	0.69

The fair value of RSAs vested during the years ended December 31, 2020 and 2019 was $0.3 million and $0.8 million, respectively.
(a) Fair Value of Employee Stock Options
The fair value of employee options is estimated at the grant date using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Years Ended December 31,
	2020	2019
Expected term (in years)	5.96—6.07	5.92—6.08
Expected volatility	58.71%—62.88%	59.76%—64.12%
Risk-free interest rate	0.31%—1.48%	1.42%—2.48%
Dividend yield	— %	— %
(b) Stock-Based Compensation
Total stock-based compensation recorded in the statements of operations related to options and RSAs was as follows (in thousands):

	Years Ended December 31,
	2020	2019
Research and development	$423	$687
General and administrative	212	103

Total stock-based compensation expense	$635	$790

As of December 31, 2020, there was approximately $2.5 million of unrecognized stock-based compensation expense to be recognized over a weighted-average period of approximately 3.28 years.
(c) Early Exercise of Stock Options
The 2015 Plan allows for the granting of options that may be exercised before the options have vested. Shares issued as a result of early exercise that have not vested are subject to repurchase by the Company upon termination of the purchaser’s employment or services, at the price paid by the purchaser. The Company’s right to repurchase these shares generally lapses 1/48 of the original grant date amount per month over four years. The proceeds initially are recorded in a liability for early exercised stock options and are reclassified to common stock and additional paid-in capital
as the Company’s repurchase right lapses. At December 31, 2020, there were 0.6 million shares of common stock outstanding, subject to the Company’s right of repurchase at a weighted average exercise price of $0.32 per share.
(d) Stock-Based Compensation Associated with Awards
to Non-employees
The Company did not grant any new options to purchase shares to consultants during the years ended December 31, 2020 and 2019. The Company recorded $0.01 million and $0.4 million in stock-based compensation for prior grants to non-employees for
the year ended December 31, 2020 and 2019, respectively.
(e) Founders Shares
In December 2015, the Company issued 3,400,000 common shares for cash of $0.0001 per share to the original founding members of the Company. The shares were issued under the terms of the respective restricted stock purchase agreements and unvested shares are subject to be repurchased by the Company at the original purchase price per share upon the holder’s termination of their relationship with the Company. The restricted shares are not deemed to be issued for accounting purposes until they vest and are therefore excluded from shares outstanding and from basic and diluted net loss per share until the repurchase right lapses and the shares are no longer subject to the repurchase feature. Under the founders’ agreements, 1/48th of the shares subject to the RSA
F-79
shall vest on the date one month after the vesting commencement date, and 1/48th of the shares subject to the RSA shall vest each month thereafter on the same day of the month as the vesting commencement date (and if there is no corresponding day, on the last day of the month), subject to the founders continuing to be a service provider through each such date. As of December 31, 2019, all 3,400,000 common shares were vested. The Company recorded $0.4 million in stock-based compensation of founders’ RSAs for the year ended December 31, 2019.